Income Taxes - Schedule of a Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ (35,130)	$ 0
Increase/(Decrease) for prior years		0
Increase/(Decrease) for current year	(42,740)	(35,130)
Balance at end of year	$ (77,870)	$ (35,130)